OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
OTHER CURRENT ASSETS [Abstract]
Input VAT receivable	$ 16,692		$ 12,800
Prepaid selling and marketing fees	2,625	[1]		[1]
Advances to employees	1,235		428
Short-term deposits	1,142		449
Prepaid agency fees	579		538
Prepaid income tax	473		684
Prepaid individual income tax	451
Other assets from nonmonetary transactions	467		182
Receivables from ADS depositary	463
Interest receivable	267		422
Investment in films and TV Series		[2]	3,634	[2]
Other prepaid expenses	1,226		1,300
Total other current assets	$ 25,620		$ 20,437

[1]	Prepaid selling and marketing fees represents the prepayments for promotion of the Group's digital frame media in airports.
[2]	Investment in films and TV Series represents the amount invested in films and TV Series produced by other companies, which are expected to receive investment returns within one year. Please see Note 9 for details.